Average Annual Total Returns - Class K - BLACKROCK ADVANTAGE GLOBAL FUND, INC.	Oct. 28, 2020
MSCIAllCountryWorldIndexReflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	26.60%
5 Years	8.41%
10 Years	8.79%
Class K
Average Annual Return:
1 Year	25.93%
5 Years	7.11%
10 Years	9.16%
Class K | After Taxes on Distributions
Average Annual Return:
1 Year	25.34%
5 Years	4.99%
10 Years	7.10%
Class K | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	15.74%
5 Years	5.16%
10 Years	6.88%